Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

	Years Ended December 31,
	2012	2011	2010
Beginning balance	$21,306	$21,805	$337,397
Foreign currency translation adjustment	441	(499)	(18,329)
Reduction in noncontrolling interest due to Hellweg 2 option exercise (Note 6)	-	-	(297,263)
Ending balance	$21,747	$21,306	$21,805